BUSINESS COMBINATIONS AND EQUITY METHOD INVESTEES - Disclosure of assets acquired and liabilities assumed (OTI) (Details) - USD ($) $ in Thousands			12 Months Ended
		Jun. 09, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Cash flows in respect of the acquisition, as presented in cash flows from investing activities
Acquisition of subsidiary, less cash acquired, as presented in cash flows from investing activity			$ (440)	$ (418)	$ 686
OTI
Disclosure of detailed information about business combination [line items]
Cash to OTI's shareholders	[1]	$ 4,500
Total consideration		4,500
Amounts recognized on acquisition date:
Cash and cash equivalents		440
Trade and other receivables		983
Inventory		3,569
Other receivables		1,397
Right of use assets, net		1,722
Property and equipment, net		660
Other assets, net		145
Technology		1,711
Customer relations		5,046
Short-term bank loans		(2,001)
Trade payables		(1,392)
Other payables		(1,982)
Lease liability		(1,696)
Other long term liabilities		(69)
Long term liability from the Company	[2]	(6,757)
Total identifiable assets, net	[3]	1,776
Goodwill		2,724
Total consideration		4,500
Cash flows in respect of the acquisition, as presented in cash flows from investing activities
Cash and cash equivalents of subsidiary included in consolidated for the first time		440
Acquisition of subsidiary, less cash acquired, as presented in cash flows from investing activity		$ 440

[1]	The consideration was fully paid in July 2022.
[2]	The long-term liability from the Company was eliminated in the consolidated financial statements.
[3]	Due to accumulated loss for tax, deferred tax liabilities were offset up to their aggregated value recognized at the day of the acquisition.